Vessels and Other Fixed Assets, Net - 2018 (Details) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
		Jul. 06, 2018 $ / shares shares	Aug. 03, 2018 $ / shares shares	Oct. 10, 2018 USD ($) $ / shares shares	Nov. 16, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 27, 2018
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment						$ 347,140	$ 328,634	$ 143,684
Total acquisition cost						$ 96,671	$ 129,749
Star Eleni
Property, Plant and Equipment [Line Items]
Delivery date	[1]					January 3, 2018
Star Magnanimus
Property, Plant and Equipment [Line Items]
Delivery date						March 26, 2018
Star Leo
Property, Plant and Equipment [Line Items]
Delivery date	[1]					May 14, 2018
Songa Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired		15
Number of shares issued as part of the final consideration | shares		13,725,000
Total acquisition cost						$ 452,661
Shares Issued, Price Per Share | $ / shares		$ 13.31
Number of vessels financed						10
Augustea Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired			16
Number of shares issued as part of the final consideration | shares			10,277,335
Total acquisition cost						$ 327,680
Shares Issued, Price Per Share | $ / shares			$ 14
Star Bright
Property, Plant and Equipment [Line Items]
Delivery date						October 10, 2018
Star Anna
Property, Plant and Equipment [Line Items]
Delivery date						November 16, 2018
Disposal date						Sep. 23, 2019
Total acquisition cost					$ 19,800
Star Delta
Property, Plant and Equipment [Line Items]
Disposal date						Jan. 08, 2019
Step 1 Vessels
Property, Plant and Equipment [Line Items]
Number of operating vessels acquired									3
Step 1 Vessels | Star Bright
Property, Plant and Equipment [Line Items]
Delivery date						Oct. 10, 2018
Number of shares issued as part of the final consideration | shares				291,300
Payments to acquire property plant and equipment				$ 9,167
Total acquisition cost				$ 13,073
Shares Issued, Price Per Share | $ / shares				$ 13.87

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat charter term (Note 7)